Other Balance Sheet Components - Schedule of Other Accrued expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Accrued Liabilities [Abstract]
Professional services	$ 2,862	$ 420
Income taxes	524	105
Sales tax	117	122
Accrued Interest		41
Other	976	1,125
Other accrued liabilities, current	$ 4,479	$ 1,813	$ 1,207